Finance Income & Costs (Tables)	12 Months Ended
Mar. 31, 2025
Finance Costs Disclosure [Abstract]
Summary of Finance Income and Costs

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Finance income
Interest income from banks	339	55	9	32
Interest income from amount due from related parties	—	—	65	204
	339	55	74	236
Finance costs
Interest expenses from lease liability	221	125	24	146
Interest expenses from loans and borrowings	32	757	5	1
Interest expenses from amount due to related parties	—	—	162	1,759
Interest expenses from employees’ defined benefits obligation	31	33	9	37
	284	915	200	1,943